Share capital and additional paidin capital (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Dividend per common share	$ 0.0500	$ 0.048
Dividends payable	$ 2,974	$ 2,419
May 15 2025
Statement [Line Items]
Dividend per common share	$ 0.0125
Dividends payable	$ 634
Record date	June 30, 2025
Payment date	July 14, 2025
February 20 2025
Statement [Line Items]
Dividend per common share	$ 0.0125
Dividends payable	$ 634
Record date	March 31,2025
Payment date	April 14, 2025
November 12 2025
Statement [Line Items]
Dividend per common share	$ 0.0125
Dividends payable	$ 855
Record date	December 31, 2025
Payment date	January 14, 2026
November 6, 2024
Statement [Line Items]
Dividend per common share		$ 0.012
Dividends payable		$ 608
Record date		December 31, 2024
Payment date		January 14, 2025
August 7, 2024
Statement [Line Items]
Dividend per common share		$ 0.012
Dividends payable		$ 607
Record date		September 27, 2024
Payment date		October 11, 2024
March 7, 2024
Statement [Line Items]
Dividend per common share		$ 0.012
Dividends payable		$ 601
Record date		March 29,2024
Payment date		April 12, 2024
May 8, 2024
Statement [Line Items]
Dividend per common share		$ 0.012
Dividends payable		$ 603
Record date		June 28, 2024
Payment date		July 12, 2024
August 13 2025
Statement [Line Items]
Dividend per common share	$ 0.0125
Dividends payable	$ 851
Record date	September 30, 2025
Payment date	October 14, 2025